Note 4 - Tax Status	12 Months Ended
Dec. 31, 2025
EBP 20-3977125 001 [Member]
Notes to Financial Statements
EBP, Tax Status [Text Block]

Note 4 – Tax Status –

The Plan has adopted a non-standardized pre-approved profit sharing plan with CODA which received a favorable determination from the Internal Revenue Service on June 30, 2020. The Plan itself has not separately applied for recognition of tax-exempt status. However, the Plan administrator believes the Plan is currently designed and being operated in compliance with applicable requirements of the Internal Revenue Code. Therefore, no provision for income taxes has been included in the Plan’s financial statements.

GAAP requires plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the Internal Revenue Service. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. With few exceptions, the Plan is no longer subject to income tax examinations for years prior to 2021.